Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Operations and Reorganization
Schedule of the Company's subsidiaries and VIEs and VIEs and VIES' subsidiaries

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999993%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
Beijing Xiangyue Education Technology Co., Ltd.	PRC	September 22, 2016	100%
TESOL Academy Online Limited	Hong Kong	February 25, 2019	100%
Hainan Dasheng International Technology Co., Ltd	PRC	January 22, 2021	100%

VIEs and VIES’ subsidiaries
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhixing Helloworld Information Consulting Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Beijing Dasheng Helloworld Technology Co., Ltd.	PRC	July 9, 2018	100%
Shenzhen Dasheng Zhiyun Technology Co., Ltd.	PRC	July 17, 2019	100%
Dasheng Zhixing (Tianjin) Training School Co., Ltd.	PRC	February 26, 2021	100%
Shenzhen Dasheng Zhixing Education Technology Co., Ltd	PRC	April 22, 2021	100%
Guangzhou Dasheng Zhixing Education Technology Co., Ltd	PRC	March 30, 2021	100%
Tianjin Xiangyue Education Technology Co., Ltd	PRC	July 19, 2019	100%
Beijing Kaola Reading Technology Co., Ltd	PRC	July 3, 2018	100%

*     The Company directly holds the 99.999993% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2020 and 2021. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	175,439	37,577
Restricted cash	—	50,518
Time deposits- current and non-current	692,000	37,000
Short-term investments	434,548	504,032
Prepaid expenses and other current assets	268,305	49,890
Inventory	1,935	1,080
Amounts due from inter-company entities*	806,186	954,407
Property and equipment, net	14,547	10,530
Intangible assets, net	1,780	1,416
Rights-of-use assets	71,839	24,891
Deferred tax assets	9,684	56,629
Other assets	22,345	4,013
Total assets	2,498,608	1,731,983
Advances from students-current	2,718,776	1,731,884
Advances from students-non-current	2,270	1,126
Accrued expenses and other current liabilities	121,539	50,636
Taxes payable	15,693	22,897
Lease liability-current and non-current	69,515	26,111
Amounts due to inter-company entities*	218,149	327,487
Other non-current liabilities	244	224
Total liabilities	3,146,186	2,160,365

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Third-party revenues	1,478,493	2,054,095	2,175,366
Intra-Group revenues	—	8,434	14,922
Total revenues	1,478,493	2,062,529	2,190,288
Third-party costs and expenses	(832,962)	(1,055,643)	(1,080,447)
Intra-Group costs and expenses	(691,968)	(748,556)	(975,011)
Total costs and expenses	(1,524,930)	(1,804,199)	(2,055,458)
Other income	—	43,237	21,603
Income (loss) from operations	(46,437)	301,567	156,433
Others	8,713	38,637	20,151
Income (loss) before income tax expenses	(37,724)	340,204	176,584
Income tax benefits	22	9,655	46,735
Net income/(loss)	(37,702)	349,859	223,319

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by operating activities with external parties	1,167,957	1,608,807	378,973
Net cash used in operating activities with intra-Group entities	(793,220)	(930,593)	(890,487)
Net cash provided by/(used in) operating activities*	374,737	678,214	(511,514)
Net cash (used in)/provided by investing activities with external parties	(287,883)	(718,832)	567,970
Net cash used in investing activities with intra-Group entities	—	—	(147,160)
Net cash (used in)/provided by investing activities	(287,883)	(718,832)	420,810
Net cash provided by financing activities with intra-Group entities	—	—	3,366
Net cash provided by financing activities	—	—	3,366

* The year over year decrease from 2020 to 2021 was primarily due to the Group has stopped selling online tutoring services taught by foreign teachers located overseas toK-12 students in mainland China to comply with the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education released on July 24, 2021. Refer to Note 1 (d) – liquidity and going concern.